Correction of errors (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Current assets
Non-derivatives - hedge accounting	[1]		R$ 0
Recoverable taxes		R$ 23,588	17,922	[2]
Total current assets		912,136	1,071,291
Non-current assets
Deferred tax assets		18,284	15,571	[3]
Total non-current assets		1,804,755	1,931,667
Total assets		2,716,891	3,002,958
Current liabilities
Loans and borrowings		112,719	236,030	[1]
Current Non Derivatives Liabilities Designated as Hedging Instruments	[1]		0
Total current liabilities		455,278	729,865
Non-current liabilities
Loans and borrowings		614,744	753,733	[1]
Deferred tax liabilities	[3]		20,942
Total non-current liabilities		850,362	965,120
Total liabilities			1,694,985
Total equity		1,411,251	1,307,973	[2],[3]	R$ 1,089,295	R$ 198,460
Total equity and liabilities		R$ 2,716,891	3,002,958
As previously reported
Current assets
Non-derivatives - hedge accounting	[1]		19,637
Recoverable taxes	[2]		7,619
Total current assets			1,080,625
Non-current assets
Deferred tax assets	[3]		35,138
Total non-current assets			1,951,234
Total assets			3,031,859
Current liabilities
Loans and borrowings	[1]		231,296
Current Non Derivatives Liabilities Designated as Hedging Instruments	[1]		35,169
Total current liabilities			760,300
Non-current liabilities
Loans and borrowings	[1]		742,935
Deferred tax liabilities	[3]		0
Total non-current liabilities			933,380
Total liabilities			1,693,680
Total equity	[2],[3]		1,338,179
Total equity and liabilities			3,031,859
Reclassification
Current assets
Non-derivatives - hedge accounting	[1]		(19,637)
Recoverable taxes	[2]		0
Total current assets			(19,637)
Non-current assets
Deferred tax assets	[3]		0
Total non-current assets			0
Total assets			(19,637)
Current liabilities
Loans and borrowings	[1]		4,734
Current Non Derivatives Liabilities Designated as Hedging Instruments	[1]		(35,169)
Total current liabilities			(30,435)
Non-current liabilities
Loans and borrowings	[1]		10,798
Deferred tax liabilities	[3]		0
Total non-current liabilities			10,798
Total liabilities			(19,637)
Total equity	[2],[3]		0
Total equity and liabilities			(19,637)
Adjustments
Current assets
Non-derivatives - hedge accounting	[1]		0
Recoverable taxes	[2]		10,303
Total current assets			10,303
Non-current assets
Deferred tax assets	[3]		(19,567)
Total non-current assets			(19,567)
Total assets			(9,264)
Current liabilities
Loans and borrowings	[1]		0
Current Non Derivatives Liabilities Designated as Hedging Instruments	[1]		0
Total current liabilities			0
Non-current liabilities
Loans and borrowings	[1]		0
Deferred tax liabilities	[3]		20,942
Total non-current liabilities			20,942
Total liabilities			20,942
Total equity	[2],[3]		(30,206)
Total equity and liabilities			R$ (9,264)

[1]	misclassification of the effects of exchange differences related to debt loans denominated in foreign currency (USD) and designated as hedge instrument in a cash flow hedge relationship.
[2]	the amortization of the identifiable intangible assets arising from business combination was erroneously determined to be nondeductible in the income tax calculation; and
[3]	failure to recognize deferred tax liabilities related to the amortization of tax-deductible goodwill;